Capital Stock (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options granted | $	$ 490,769	$ 1,340,001	$ 1,460,316
Number of share options exercised	207,950	1,069,434	23,350
Number of share options expired without being exercised	52,923	85,717	63,847
Exercise of stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	99,433
Number of share options expired without being exercised	30,900
Exercise price of $0.30 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	40,000
Exercise price of stock options | $	$ 0.30
Exercise price of $0.60 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	6,666
Exercise price of stock options | $	$ 0.60
Exercise price of $1.50 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	11,667
Exercise price of stock options | $	$ 1.50
Exercise price of $1.90 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	11,850
Exercise price of stock options | $	$ 1.90
Exercise price of $1.90 for outstanding share options | Exercise of stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 1.90
Number of share options expired without being exercised	5,000
Exercise price of $3.90 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	18,500
Exercise price of stock options | $	$ 3.90
Exercise price of $6.16 for outstanding share options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised	10,750
Exercise price of $6.16 for outstanding share options | Exercise of stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 6.16
Number of share options expired without being exercised	19,500
$7.30 | Exercise of stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 7.20
Number of share options expired without being exercised	5,500
Exercise price of $12.75 for outstanding share options | Exercise of stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 12.75
Number of share options expired without being exercised	900